Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 07, 2023
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Acquired percentage	51.00%		51.00%		51.00%
Consideration amount					$ 10,000,000
Revenues	$ 9,660,631	$ 9,771,495	$ 19,008,182
Other income	52,219	360,842	385,145	$ 16,305,533
Mr. Nimish Pandya [Member]
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Acquired percentage					49.00%
Equity shares percentage					2.00%
Sri Sai cable and Broadband Private Limited [Member]
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) [Line Items]
Other income	$ 204,123	614,027	1,908,260
Capital investment		$ 7,500,000	$ 7,500,000